Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	25,888,888
Proposed Maximum Offering Price per Unit	0.5618
Maximum Aggregate Offering Price	$ 14,544,377.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,008.58
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The fee is calculated by multiplying the aggregate offering amount by $0.00013810, pursuant to Section 6(b) of the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported prices of Common Stock as reported on The Nasdaq Stock Market LLC on July 1, 2026. Consists of: (i) up to 25,000,000 shares of common stock, par value $0.0001 per share ("Common Stock"), relating to shares that may be issued issuable to Yield Point NY LLC pursuant to an equity purchase agreement with Yield Point dated as of April 7, 2025; and (ii) 888,888 shares of Common Stock issuable upon conversion of Series I Convertible Preferred Stock.